As Filed With the Securities and Exchange Commission on July 19, 2000

                                                Securities Act File No. 33-12213
                                        Investment Company Act File No. 811-5037
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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   ----------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                         Post Effective Amendment No.96                      [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 98                             [X]

                        (Check appropriate box or boxes)


                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                                  915 Broadway
                               New York, NY 10010
          (Address of Principal Executive Offices, Including Zip Code)

                                 (212) 633-9700
              (Registrant's Telephone Number, including Area Code)

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                                  915 Broadway
                               New York, NY 10010
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                             San Francisco, CA 94104

It is proposed that this filing will become effective (check appropriate box)


              [ ] Immediately upon filing pursuant to paragraph (b)
              [X] On July 28, 2000 pursuant to paragraph (b)
              [ ] 60 days after filing pursuant to paragraph (a)(1)
              [ ] On pursuant to paragraph (a)(1)
              [ ] 75 days after filing pursuant to paragraph (a)(2)
              [ ] On pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

              [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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
                                  HODGES FUND,
                  A SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS

     The Hodges Fund is a stock mutual fund. The Fund seeks long-term capital appreciation.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS JULY 28, 2000

                                TABLE OF CONTENTS

An Overview of the Fund
Performance
Fees and Expenses
Investment Objective and Principal Investment Strategies
Principal Risks of Investing in the Fund
Investment Advisor
Shareholder Information
Pricing of Fund Shares
Dividends and Distributions
Tax Consequences
Rule 12b-1 Fees
Financial Highlights

                             AN OVERVIEW OF THE FUND

THE FUND'S INVESTMENT GOAL

The Fund seeks long-term capital appreciation.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Fund primarily invests in common stocks of domestic companies of any market capitalization, from larger well-established companies to smaller, emerging growth companies. In selecting investments, the Advisor will invest in companies with prospects for above-average growth over an extended period of time. The
Fund may also invest in value or contrarian situations. The Fund is non-diversified. This means that with respect to 50% of its assets, it may make larger investments in individual companies than a fund that is diversified. However, with respect to the other 50% of its assets, the Fund may only invest 5% of its assets in any individual security.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

*    The stock market goes down
*    Interest rates go up which can result in a decline in the equity market
* Stocks in the Fund's portfolio may not increase their earnings at the rate anticipated
* Securities of smaller capitalization companies involve greater volatility than investing in larger more established companies
* An anticipated development may not occur in a value stock or turnaround situation
* Because the Fund has the ability to take larger positions in a smaller number of issuers, the Fund's share price may be more volatile than the share price of a diversified fund.

WHO MAY WANT TO INVEST
IN THE FUND

The Fund may be appropriate for investors who:

*    Are pursuing a long-term goal such as retirement
* Want to add an investment with growth potential to diversify their investment portfolio
* Are willing to accept higher short-term volatility along with higher potential for long-term growth of capital

The Fund may not be appropriate for investors who:

*    Need regular income
*    Are pursuing a short-term goal

                                   PERFORMANCE

     The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund's total return has varied from year to year. The table shows the Fund's average return over time compared with broad-based market indices that include stocks of companies similar to those considered for purchase by the Fund. This past performance will not necessarily continue in the future.


CALENDAR YEAR TOTAL RETURNS*

[The following is the bar chart]

                              1993:          6.20%
                              1994:          0.98%
                              1995:         25.49%
                              1996:         27.48%
                              1997:         31.72%
                              1998:         22.53%
                              1999:          7.56%

[End of bar chart]

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* The Fund's year-to-date return as of 6/30/00 was -7.60%.

During the period shown in the bar chart, the Fund's highest quarterly return was 34.49% for the quarter ended December 31, 1998 and the lowest quarterly return was -17.19% for the quarter ended September 30, 1998.

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999
                                                               Since Inception
                                    1 Year       5 Years          (10/9/92)
                                    ------       -------          ---------
Hodges Fund                          7.56%        22.65%            17.77%
Russell 2000 Index*                 21.26%        16.69%            16.27%
Wilshire 4500 Index**               35.49%        23.67%            19.34%
S&P 400 MidCap Index***             14.72%        23.05%            18.75%


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*    The  Russell  2000 Index is composed  of the 2,000  smallest  stocks in the
     Russell 3000 Index, and is widely regarded in the industry as the premier measure of small cap stocks. The Russell 3000 Index is an index composed of the 3,000 largest U.S. companies.
** The Wilshire 4500 Index measures the performance of all U.S. headquartered equity securities with readily available price data, with the exception of the S&P 500 Index securities..
*** The S&P 400 MidCap Index is an index of 400 domestic mid-cap stocks chosen for market size, liquidity and industry group representation.

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                                FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases                       None
Maximum deferred sales charge (load)                                   None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees                                                        0.85%
Distribution and Service (12b-1) Fees                                  0.25%
Other Expenses                                                         0.65%
                                                                      -----
Total Annual Fund Operating Expenses                                   1.75%
                                                                      =====


EXAMPLE

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:


                  One Year ............................ $   178
                  Three Years ......................... $   551
                  Five Years .......................... $   949
                  Ten Years ........................... $ 2,062

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            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     The goal of the Hodges Fund is to seek capital appreciation.

     The Fund emphasizes the purchase of common stocks of domestic companies of any size:

     *    with rapidly growing earnings per share, or
     * with slower earnings growth which appear to have a predictable track record, or
     * whose shares are out of favor, but appear to have good prospects for a turnaround.

     The Advisor seeks to buy securities of companies that, in its opinion, are undervalued, reasonably priced and have prospects for continued consistent growth. The Advisor uses fundamental analysis of financial statements to select stocks of issuers that have strong balance sheets, experienced management, above-average earnings growth potential and stocks that are attractively priced relative to their fundamental economic values.

     The Advisor also may purchase securities of companies in particular market segments that are currently out-of-favor if, in the Advisor's opinion, such securities have potential for r This is often referred to as a "contrarian" approach to investing.

     Although not a primary investment strategy, the Fund also may invest in some moderate growth stocks whose shares offer a high dividend yield and in the stocks of foreign companies which are U.S. dollar denominated and traded on a domestic national securities exchange, including American Depositary Receipts
(ADRs).

     While economic forecasting and industry sector analysis play a part in the research effort, the Advisor's stock selection process begins with an individual company. This is often referred to as a bottom-up approach to investing. From a group of companies that meet the Advisor's standards, the Advisor selects the securities of those companies that it believes have the potential for growth of earnings over an extended period of time that is above average. Under normal market conditions, at least 55% of the value of the Fund's total assets will be invested in common stocks selected for their growth potential.

     The Advisor will consider selling a security in the Fund's portfolio if that security has become overvalued or has reached its growth potential. In addition, in an attempt to increase the Fund's tax efficiency, the Advisor may take tax considerations into account in deciding whether or when to sell a particular stock.

     Although the Fund will be managed with consideration given to tax efficiency, the F portfolio turnover rate has and could exceed 100%. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund's performance.

     Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

                    PRINCIPAL RISKS OF INVESTING IN THE FUND

     The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return are summarized above under "An Overview of the Fund." These risks are discussed in more detail below.

     MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

     MANAGEMENT RISK. Management risk means that your investment in the Fund varies with the success and failure of the investment strategy and the research, analysis and security s of the Advisor.

     SMALL AND MEDIUM COMPANIES RISK. Investing in securities of small and medium sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.


                               INVESTMENT ADVISOR


     Hodges Capital Management, Inc. is the investment advisor to the Fund. The Advisor's address is 2905 Maple Avenue, Dallas, TX 75201. The Advisor has been providing investment advisory services since 1989. The Advisor provides advice on buying and selling securities. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended March 31, 2000, the Advisor received advisory fees of 0.85% of the Fund's average net assets.

PORTFOLIO MANAGERS

     Don W. Hodges and Craig D. Hodges are co-managers of the Fund's investment portfolio. Don W. Hodges has over 40 years of experience in the securities brokerage industry and previously served as President of a large regional brokerage firm. Craig D. Hodges, Senior Vice President of the Advisor, was a founder and has been a senior officer of the Fund's Distributor, First Dallas Securities, an affiliate of the Advisor, where he has managed individual and institutional investment portfolios.

FUND EXPENSES

     The Fund is responsible for its own operating expenses. At times, the Advisor may reduce its fees and/or pay expenses of the Fund in order to reduce the Fund's aggregate annual operating expenses. Any reduction in advisory fees or payment of expenses made by the Advisor are subject to reimbursement by the Fund if requested by the Advisor in subsequent fiscal years. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

                             SHAREHOLDER INFORMATION

HOW TO BUY SHARES

     You may open a Fund account with $250 and add to your account at any time with $50 or more. You also may open a Fund account with $250 and make subsequent monthly investments with $50 or more through the Automatic Investment Plan. The minimum investment requirements may be waived from time to time.

PURCHASES PLACED WITH INVESTMENT DEALERS OR INVESTMENT ADVISORS

     Broker-dealers and investment advisers may place orders for the purchase of Fund shares on behalf of clients by contacting the Distributor at 800-388-8512. If such orders are placed by the client with the broker-dealer or advisor by 4:00 p.m., Eastern time, on any day that the New York Stock Exchange ("NYSE") is open for trading, it will be confirmed at the applicable net asset value on that day. Broker-dealers and advisors are responsible for placing orders promptly with the Transfer Agent and for forwarding payment promptly.

     You may be charged a transaction fee (not a commission) if you purchase shares through a broker or agent. The Fund has authorized certain brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized broker or the broker's authorized designee receives the order with complete information. Such customer orders will be priced at the Fund's net asset value next computed after they are received with complete information by an authorized broker or the broker's authorized designee.

PURCHASES SENT TO THE TRANSFER AGENT

     You may purchase shares of the Fund through the Transfer Agent by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund is not required to issue share certificates. Shares are held in street name for the owners. The Fund reserves the right to reject any purchase in whole or in part.

BY CHECK

     If you are making a direct initial investment in the Fund, simply complete the Account Application included with this Prospectus and mail it with a check (made payable to "Hodges Fund") to:

     Hodges Fund
     P.O. Box 640856
     Cincinnati, OH 45264-0856

     If you wish to send your Account Application and check via an overnight delivery service (such as FedEx), you should call the Transfer Agent at (800) 282-2340 for instructions.

     If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "Hodges Fund" to the Fund in the envelope provided with your statement or to the address noted above. Your account number should be written on the check.

BY WIRE

     If you are making an initial investment in the Fund, before you wire funds you should call the Transfer Agent at (800) 282-2340 between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the NYSE is open to advise them that you are making an investment by wire. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Account Application included with this Prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Your bank should transmit immediately available funds by wire in your name to:

     Firstar Bank, N.A. Cinti/Trust
     ABA Routing #0420-0001-3
     Hodges Fund
     DDA #483897948
     Account name (shareholder name)
     Shareholder account number

     If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. IT IS ESSENTIAL THAT YOUR BANK INCLUDE COMPLETE INFORMATION ABOUT YOUR ACCOUNT IN ALL WIRE INSTRUCTIONS. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.

AUTOMATIC INVESTMENT PLAN

     For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $50. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

RETIREMENT PLANS

     The Fund offers an Individual Retirement Account ("IRA") plans. Your investment representative may charge you a fee. You may obtain information about opening an IRA account by calling the Distributor at (800) 388-8512. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your investment representative.

HOW TO SELL SHARES

     You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly to the Fund or through your investment representative.

BY WRITING

     You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:

     Hodges Fund
     American Data Services, Inc.
     P.O. Box 5536
     Hauppauge, NY 11788-0132

     To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

BY TELEPHONE

     If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (800) 282-2340 before the close of trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

     When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before executing an instruction received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (800) 282-2340 for instructions.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

     Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

     The Fund may redeem the shares in your account if the value of your account is less than $250 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $250 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $250 before the Fund takes any action.

     The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting securities to cash.

SYSTEMATIC WITHDRAWAL PROGRAM

     As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.

     A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

                             PRICING OF FUND SHARES

     The price of the Fund's shares is based on the Fund's net asset value. This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

     The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           DIVIDENDS AND DISTRIBUTIONS

     The Fund will make distributions of dividends and capital gains, if any, at least annually. The Fund will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 or as may be determined by the Board of Trustees.

     All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

                                TAX CONSEQUENCES

     The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

     If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                                 RULE 12b-1 FEES

     The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under that Plan, the Fund is authorized to pay the Distributor a fee for the sale and distribution of the Fund's shares and services it provides to shareholders. The maximum amount of the fee authorized is 0.25% of the Fund's average daily net assets annually. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.

                              FINANCIAL HIGHLIGHTS

     This table shows the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker, Independent Certified Public Accountants. Their report and the Fund's financial statements are included in the Annual Report, which is available upon request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------

                                                                    YEAR ENDED MARCH 31,
                                                -------------------------------------------------------
                                                  2000        1999        1998        1997        1996
                                                -------     -------     -------     -------     -------
Net asset value, beginning of year ...........  $ 16.79     $ 14.44     $ 13.20     $ 12.87     $ 11.55
                                                -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .........................    (0.13)      (0.15)      (0.09)      (0.11)      (0.07)
 Net realized and unrealized gain on
   investments ...............................     2.36        3.05        4.79        1.85        3.42
                                                -------     -------     -------     -------     -------

Total from investment operations .............     2.23        2.90        4.70        1.74        3.35
                                                -------     -------     -------     -------     -------
LESS DISTRIBUTIONS:
 From net realized gain ......................    (0.84)      (0.55)      (3.46)      (1.41)      (2.03)
                                                -------     -------     -------     -------     -------

Net asset value, end of year .................  $ 18.18     $ 16.79     $ 14.44     $ 13.20     $ 12.87
                                                =======     =======     =======     =======     =======

Total return .................................    14.13%      21.11%*     41.26%*     14.18%*     32.33%*

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (millions) ..........  $  38.8     $  35.5     $  32.4     $  19.4     $  13.3
 Ratio of expenses to average net assets......     1.75%       1.92%       1.96%       2.14%       2.08%
 Ratio of net investment loss to average
   net assets ................................    (0.77)%     (0.99)%     (0.76)%     (0.95)%     (0.61)%

Portfolio turnover rate ......................   126.05%     129.86%      94.05%     115.77%     124.89%

----------
* Sales load is not reflected in the total return numbers. Effective April 20, 1999 the Fund no longer imposed a sales load.

                                     ADVISOR
                     Hodges Capital Management, Incorporated
                                2905 Maple Avenue
                               Dallas, Texas 75201
                                 (877) 232-1222

                                       *

                                   DISTRIBUTOR
                          First Dallas Securities, Inc.
                                2905 Maple Avenue
                               Dallas, Texas 75201
                                 (800) 388-8512

                                       *

                                    CUSTODIAN
                     Firstar Institutional Custody Services
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                       *

                                 TRANSFER AGENT
                          American Data Services, Inc.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132
                                 (800) 282-2340

                                       *

                                    AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103

                                       *

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104

                                  HODGES FUND,
                  A SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS
                                  (THE "TRUST")

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132
                            Telephone: 1-800-282-2340


You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

* Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or

* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

* For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

                                         (The Trust's SEC Investment Company Act
                                            file number is 811-05037)

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JULY 28, 2000


                                  HODGES FUND,
                                   A SERIES OF
                        PROFESSIONALLY MANAGED PORTFOLIOS
                                2905 MAPLE AVENUE
                               DALLAS, TEXAS 75201
                                 (800) 388-8512
                                 (800) 282-2340


     This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated July 28, 2000, as may be revised, of the Hodges Fund (the "Fund"), a series of Professionally Managed Portfolios (the "Trust"). Hodges Capital Management, Inc. (the "Advisor") is the advisor to the Fund. A copy of the Fund's Prospectus is available by calling either of the numbers listed above.


                                TABLE OF CONTENTS

The Trust................................................................  B-2
Investment Objective and Policies........................................  B-2
Investment Restrictions..................................................  B-10
Distributions and Tax Information........................................  B-12
Trustees and Executive Officers..........................................  B-14
The Fund's Investment Advisor............................................  B-15
The Fund's Administrator.................................................  B-16
The Fund's Distributor...................................................  B-17
Execution of Portfolio Transactions......................................  B-18
Portfolio Turnover.......................................................  B-20
Additional Purchase and Redemption Information...........................  B-20
Determination of Share Price.............................................  B-23
Performance Information..................................................  B-23
General Information......................................................  B-24
Financial Statements.....................................................  B-25
Appendix.................................................................  B-26

                                    THE TRUST

     Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust may consist of various series which represent separate investment portfolios. This SAI relates only to the Fund.

     The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                        INVESTMENT OBJECTIVE AND POLICIES

     The Hodges Fund is a mutual fund with the investment objective of seeking long-term capital appreciation. The Fund is nondiversified, which under the Investment Company Act of 1940 ("1940 Act") means that there is no restriction under the 1940 Act on how much the Fund may invest in the securities of any one issuer. In addition, the Fund may invest more than 25% of its assets in what may be considered a single industry sector. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

CONVERTIBLE SECURITIES

     The Fund may invest in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a less extent than with fixed-income securities generally, the market value for convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

PREFERRED STOCK

     A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

     Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

WHEN-ISSUED SECURITIES

     The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund's Custodian will segregate liquid assets equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

ILLIQUID SECURITIES

     The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

SHORT SALES

     The Fund may engage in short sales of securities, provided the securities are fully listed on a national securities exchange. In a short sale, the Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     The Fund also must segregate liquid assets equal to the difference  between
(a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.

     The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed s The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with a short sale. The dollar amount of short sales at any one time (not including short sales against the box) may not exceed 25% of the net assets of the Fund, and it is expected that normally the dollar amount of such sales will not exceed 10% of the net assets of the Fund.

U. S. GOVERNMENT SECURITIES

     U.S. Government securities in which the Fund may invest include direct obligations issued by the U.S. Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal

Housing Administration, Federal National Mortgage Association, Federal Home Loan
Banks,   Government  National  Mortgage  Association,   International  Bank  for
Reconstruction and Development and Student Loan Marketing Association.

     All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against United States in the event that the agency or instrumentality does not meet its commitment.

     Among the U.S. Government securities that may be purchased by the Fund are " backed securities" of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Association ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). These mortgage-backed securities include "pass-through" securities and "participation certificates," both of which represent pools of mortgages that are assembled, with interests sold in the pool. Payments of principal (including prepayments) and interest by individual mortgagors are "passed through" to the holders of interests in the pool; thus each payment to holders may contain varying amounts of principal and interest. Prepayments of the mortgages underlying these securities may result in the Fund's inability to reinvest the principal at comparable yields. Mortgage-backed securities also include "collateralized mortgage obligations," which are similar to conventional bonds in that they have fixed maturities and interest rates and are secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.

SECURITIES LENDING

     Although the Fund's objective is capital appreciation, the Fund reserves the right to lend its portfolio securities in order to generate additional income. Securities may be loaned to broker- dealers, major banks or other recognized domestic institutional borrowers of securities who are not affiliated with the Advisor or Distributor and whose creditworthiness is acceptable to the Advisor. The borrower must deliver to the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the loaned securities at all times during the loan. During the time the portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income if the borrower has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. It is not anticipated that more than 5% of the value of the Fund's portfolio securities will be subject to lending.

FOREIGN SECURITIES

     The Fund may invest up to 10% of its assets in U.S. dollar denominated foreign securities. There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. In addition, the value of the foreign securities may be adversely affected by movements in the exchange rates between foreign currencies and the U.S. dollars, as well a other political and economic developments, including the possibility of expropriation, confiscatory taxation, exchange controls or other foreign governmental restrictions.

     AMERICAN DEPOSITARY RECEIPTS. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"). These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

OPTIONS ON SECURITIES

     The Fund may write (sell) covered call options to a limited extent on its portfolio securities ("covered options") in an attempt to enhance gain.

     When the Fund writes a covered call option, it gives the purchaser of the option the right, upon exercise of the option, to buy the underlying security at the price specified in the option (the "exercise price") at any time during the option period, generally ranging up to nine months. If the option expires unexercised, the Fund will realize income to the extent of the amount received for the option (the "premium"). If the call option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered option, the Fund forgoes, in exchange for the premium less the commission ("net premium") the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

     The Fund may terminate its obligation as writer of a call option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction."

     Closing sale transactions enable the Fund immediately to realize gains or minimize losses on its options positions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market may exist. If the Fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to terminate its obligations or minimize its losses under such options prior to their expiration. If the Fund is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the option in order to realize any profit.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

OPTIONS ON SECURITIES INDICES

     The Fund may write (sell) covered call options on securities indices in an attempt to increase gain. A securities index option written by the Fund would obligate it, upon exercise of the options, to pay a cash settlement, rather than to deliver actual securities, to the option holder. Although the Fund will not ordinarily own all of the securities comprising the stock indices on which it writes call options, such options will usually be written on those indices which correspond most closely to the composition of the Fund's portfolio. As with the writing of covered call options on securities, the Fund will realize a gain in the amount of the premium received upon writing an option if the value of the underlying index increases above the exercise price and the option is exercised, the Fund will be required to pay a cash settlement that may exceed the amount of the premium received by the Fund. The Fund may purchase call options in order to terminate its obligations under call options it has written.

     The Fund may purchase call and put options on securities indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund's securities or securities the Fund intends to buy. Securities index options will not be purchased for speculative purposes. Unlike an option on securities, which gives the holder the right to purchase or sell specified securities at a specified price, an option on a securities index gives the holder the right, upon the exercise of the option, to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date multiplied by (ii) a fixed "index multiplier."

     A securities index fluctuates with changes in the market value of the securities included in the index. For example, some securities index options are based on a broad market index such as the Standard & Poor's 500 or the Value Line Composite Index, or a narrower market index such as the Standard & Poor's
100. Indices may also be based on industry or market segments.

     The Fund may purchase put options in order to hedge against an anticipated decline in stock market prices that might adversely affect the value of the Fund's portfolio securities. If the Fund purchases a put option on a stock index, the amount of payment it receives on exercising the option depends on the extent of any decline in the level of the stock index below the exercise price. Such payments would tend to offset a decline in the value of the Fund's portfolio securities. If, however, the level of the stock index increases and remains above the exercise price while the put option is outstanding, the Fund will not be able to profitably exercise the option and will lose the amount of the premium and any transaction costs. Such loss may be partially offset by an increase in the value of the Fund's portfolio securities. The Fund may write put options on stock indices in order to close out positions in stock index put options which it has purchased.

     The Fund may purchase call options on stock indices in order to participate in an anticipated increase in stock market prices or to lock in a favorable price on securities that it intends to buy in the future. If the Fund purchases a call option on a stock index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the stock index above the exercise price. Such payments would in effect allow the Fund to benefit from stock market appreciation even though it may not have had sufficient cash to purchase the underlying stocks. Such payments may also offset increases in the price of stocks that the Fund intends to purchase. If, however, the level of the stock index declines and remains below the exercise price while the call option is outstanding, the Fund will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be partially offset by a reduction in the price the Fund pays to buy additional securities for its portfolio. The Fund may write call options on stock indices in order to close out positions in stock index call options which it has purchased.

     The effectiveness of hedging through the purchase of options on securities indices will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected stock index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the stock indices on which the options are available. In addition, the purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

SHORT-TERM INVESTMENTS

     The Fund may invest in any of the following securities and instruments:

     CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar- denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     COMMERCIAL PAPER AND SHORT-TERM NOTES. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

                             INVESTMENT RESTRICTIONS

     The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

     1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or
(c) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 5% of total assets.

        (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     4. Buy or sell interests in oil, gas or mineral exploration or development programs or related leases, or real estate. (Does not preclude investments in marketable securities of issuers engaged in such activities.)

     5. Purchase or sell real estate, commodities or commodity contracts. (As a matter of operating policy, the Board of Trustees may authorize the Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders.)

     6. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

     7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

     8. Invest in any issuer for purposes of exercising control or management.

     The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

     9. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, the Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or the Fund owning securities of investment companies which in the aggregate would exceed 10% of the value of the Fund's total assets.

     10. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

     If a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to borrowing or the purchase of restricted or illiquid securities.

                        DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about November 15 of each year. The Fund will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 as may be determined by the Board of Trustees.

     Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

TAX INFORMATION

     Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

     The Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designate the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for their taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

     Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

     A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption or exchange of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered will be added to the basis of the shares received. Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

     Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

     The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as its qualifies as regulated investment companies for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

     In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                         TRUSTEES AND EXECUTIVE OFFICERS

     The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Steven J. Paggioli,* 04/03/50 President and Trustee
915 Broadway, New York, New York 10010. Executive Vice President, The Wadsworth Group (consultants) and Investment Company Administration, LLC ("ICA") (mutual fund administrator and the Trust's administrator),and Vice President and Secretary of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer).

Dorothy A. Berry, 08/12/43 Chairman and Trustee
14 Five Roses East, Ancram, NY 12502. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook 09/10/39 Trustee
One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel 05/23/38 Trustee
2 Crown Cove Lane, Savannah, GA 31411. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. (computer software); formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington 06/01/44 Trustee
1191 Valley Road, Clifton, New Jersey 07103. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Robert M. Slotky* 6/17/47 Treasurer
2020 E. Financial Way, Suite 100, Glendora, California 91741. Senior Vice President, ICA since May 1997; former instructor of accounting at California State University-Northridge (1997); Chief Financial Officer, Wanger Asset Management L.P. and Treasurer of Acorn Investment Trust (1992- 1996).

Robin Berger* 11/17/56 Secretary
915 Broadway, New York, New York 10010. Vice President, The Wadsworth Group.

Robert H. Wadsworth* 01/25/40 Vice President
4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President of The Wadsworth Group, ICA and FFD.

----------
* Indicates an "interested person" of the Trust as defined in the 1940 Act.

     Set forth below is the rate of compensation received by the following Trustees from all portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee from the portfolios of the Trust.


     Name of Trustee            Total Annual Compensation
     ---------------            -------------------------
     Dorothy A. Berry                    $25,000
     Wallace L. Cook                     $20,000
     Carl A. Froebel                     $20,000
     Rowley W.P. Redington               $20,000

     During the fiscal year ended March 31, 2000, trustees' fees and expenses in the amount of $5,895 were allocated to the Fund. As of the date of this SAI, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.

                          THE FUND'S INVESTMENT ADVISOR

     As stated in the Prospectus, investment advisory services are provided to the Fund by Hodges Capital Management, Inc., the Advisor, pursuant to an Investment Advisory Agreement. (the "Advisory Agreement"). As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.85%.

     The use of the name "Hodges" by the Fund is pursuant to a license granted by the Advisor, and in the event the Advisory Agreement with the Fund is terminated, the Advisor has reserved the right to require the Fund to remove any references to the name "Hodges."

     The Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


     For the fiscal year ended March 31, 2000, 1999 and 1998, the Advisor received advisory fees totaling $296,411, $271,022 and $225,283, respectively.


                            THE FUND'S ADMINISTRATOR

     The Fund has an Administration Agreement with Investment Company Administration, LLC (the "Administrator"), a corporation partly owned and controlled by Messrs. Paggioli and Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required notice filings necessary to maintain the Fund's ability to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, the Administrator receives a monthly fee based on the Fund's average daily net assets at the following annual rate:

         Average Net Assets              Fee or Fee Rate
         ------------------              ---------------
         Under $15 million                   $30,000
         $15 to $50 million                    0.20%
         $50 to $100 million                   0.15%
         $100 to $150 million                  0.10%
         Over $150 million                     0.05%


     During the fiscal years ended March 31, 2000, 1999 and 1998, the Administrator received fees of $69,744, $63,770 and $53,008, respectively.

                             THE FUND'S DISTRIBUTOR

     First Dallas Securities, (the "Distributor"), an affiliate of the Advisor, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.


     For the fiscal years ended March 31, 2000, 1999 and 1998, the Distributor received commissions of $202, $40,458 and $95,040, respectively, in connection with its distribution of the Fund's shares.


     The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") under which the Fund pays the Distributor an amount which is accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund. Amounts paid under the Plan by the Fund are paid to the Distributor to reimburse it for costs of the services is provides and the expenses it bears in the distribution of the Fund's shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials. Such fee is paid to the Distributor each year only to the extent of such costs and expenses of the Distributor under the Plan actually incurred in that year. In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Fund. The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. The services provided by the administrators pursuant to the Plan are designed to provide support services to the Fund and include establishing and maintaining shareholders' accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing other services to the Fund as may be required.


     During the fiscal year ended March 31, 2000, the Fund paid fees of $91,911 to the Distributor, of which $24,739 was for compensation to sales personnel, $24,432 was for compensation to broker-dealers, $39,360 was for expenses related to advertising and marketing material and $3,380 was for printing, postage and office expenses.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

     Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

     Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

     In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker- dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

     While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

     Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the F and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

     The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.


     For the fiscal year ended March 31, 2000, the Fund paid $109,400 in brokerage commissions, of which $33,769 was paid to firms for research, statistical or other services provided to the Advisor and $49,440 (45.19% of the Fund's total brokerage commissions) was paid to the Distributor. The Fund generally pays the Distributor a lower brokerage commission than it would to an unaffiliated dealer.


     For the fiscal year ended March 31, 1999, the Fund paid $168,530 in brokerage commissions, or which $35,350 was paid to firms for research, statistical or other services provided to the Advisor and $8,359 (4.72% of the Fund's total brokerage commissions) was paid to the Distributor. The Fund generally pays the Distributor a lower brokerage commission than it would to an unaffiliated dealer.

     For the fiscal year ended March 31, 1998, the Distributor received $13,251 in brokerage commissions with respect to Fund portfolio transactions.

                               PORTFOLIO TURNOVER


     Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions." The Fund's portfolio turnover rate for the fiscal years ended March 31, 2000 and 1999 was 126.05% and 129.86% , respectively.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES

     The public offering price of Fund shares is the net asset value. The Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Fund's Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price.

     The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

     If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in R or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

HOW TO SELL SHARES

     You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

     Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

DELIVERY OF REDEMPTION PROCEEDS

     Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

TELEPHONE REDEMPTIONS

     Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege may be modified or terminated without notice.

REDEMPTIONS-IN-KIND

     The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

AUTOMATIC INVESTMENT PLAN

     As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

     As noted in the Prospectus, the net asset value the Fund's shares will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of the Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

     In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

     The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                             PERFORMANCE INFORMATION

     From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time.

     The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index, S&P MidCap 400 Index and indices published by Lipper Analytical Services, Inc. and Morningstar, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

     Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

     The Fund's  average  total rate of return is  determined  by reference to a
hypothetical   $1,000   investment  that  includes   capital   appreciation  and
depreciation for the stated period, according to the following formula:

                                        n
                                  P(1+T)  = ERV

Where:  P  =  a hypothetical initial purchase order of $1,000
        T  =  average annual total return
        n  =  number of years
      ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

     Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.


     Average annual total return for the Fund for the periods ending March 31, 2000 are as follows*:

     One Year                   14.13%
     Five Years                 24.20%
     Life of Fund**             19.28%

----------
* All return figures have been calculated at net asset value, without any sales charge. Prior to April 20, 1999, the Fund charged a maximum sales charge of 2.50%. Accordingly, return figures are higher than they would have been had the maximum sales charge been included in the calculation.
**   The Fund commenced operations on October 9, 1992.


                               GENERAL INFORMATION

     Investors  in the Fund will be  informed  of the  Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

     Firstar Institutional Custody Services, located at 425 Walnut St., Cincinnati, Ohio 45201 acts as Custodian of the securities and other assets of the Fund. American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788-0132 acts as the Fund's transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund.

     Tait, Weller & Baker, 8 Penn Center Plaza, Philadelphia, PA 19103, are the independent auditors for the Fund.

     Paul, Hastings, Janofsky & Walker LLP, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Fund.


     On June 30, 2000, Wheat First Clearing Corp., Dallas TX 75244 owned of record 15.35% of the Fund's outstanding voting securities.

     The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

     Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

     The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.


     The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.


                              FINANCIAL STATEMENTS

     The annual report to shareholder for the Fund for the fiscal year ended March 31, 2000 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.

                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

     Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in w industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                        PROFESSIONALLY MANAGED PORTFOLIOS

                                     PART C

ITEM 23. EXHIBITS.


     (1)  Agreement and Declaration of Trust (1)
     (2)  By-Laws (1)
     (3)  Specimen stock certificate (6)
     (4)  Form of Investment Advisory Agreement (2)
     (5)  Form of Distribution Agreement (2)
     (6)  Not applicable
     (7)  Form of Custodian Agreement with Star Bank, NA (5)
     (8)  (1)  Form  of   Administration   Agreement  with  Investment   Company
          Administration, LLC (3)
          (2)(a) Fund Accounting  Service  Agreement with American Data Services
               (5)
          (2)(b) Transfer  Agency  and  Service  Agreement  with  American  Data
               Services (5)
          (3)  Transfer  Agency and Fund Accounting  Agreement with  Countrywide
               Fund Services (4)
          (4)  Transfer  Agency  Agreement with Provident  Financial  Processing
               Corporation (8)
     (9)  Opinion of counsel(7)
     (10) Consent of Auditors
     (11) Not applicable
     (12) No undertaking in effect
     (13) Rule 12b-1 Plan (2)
     (14) Not applicable
     (15) Not applicable
     (16) (a) Code of Ethics-Hodges Capital Management
          (b) Code of Ethics-First Dallas Securities

----------
(1) Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.
(2) Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.
(3) Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 24, 1997.
(4) Incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on February 5, 1998.
(5) Incorporated by reference from Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, filed on June 15, 1998.
(6) Incorporated by reference from Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A, filed on October 29, 1998.
(7) Incorporated by reference from Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A, filed on July 26, 1999.
(8)  To be filed by amendment.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

     In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     With respect to investment advisors, the response to this item is incorporated by reference to their Form ADVs, as amended:

     Herbert R. Smith & Co, Inc.                           File No. 801-7098
     Hodges Capital Management, Inc.                       File No. 801-35811
     Perkins Capital Management, Inc.                      File No. 801-22888
     Osterweis Capital Management                          File No. 801-18395
     Pro-Conscience Funds, Inc.                            File No. 801-43868
     Trent Capital Management, Inc.                        File No. 801-34570
     Academy Capital Management                            File No. 801-27836
     Sena, Weller, Rohs, Williams                          File No. 801-5326
     Leonetti & Associates, Inc.                           File No. 801-36381
     Lighthouse Capital Management                         File No. 801-32168
     Yeager, Wood & Marshall, Inc.                         File No. 801-4995
     Harris Bretall Sullivan & Smith                       File No. 801-7369
     Pzena Investment Management LLC                       File No. 801-50838
     Titan Investment Advisers, LLC                        File No. 801-51306
     Pacific Gemini Partners LLC                           File No. 801-50007
     James C. Edwards & Co., Inc.                          File No. 801-13986
     Duncan-Hurst Capital Management, Inc.                 File No. 801-36309
     Progressive Investment Management Corporation         File No. 801-32066

     With respect to United States Trust Company of Boston, the response to this item is incorporated by reference to the responses to Item 5 of Part A and Item 16 of Part B ("Management") of Post-Effective Amendment No. 20 to the Registration Statement.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) First Fund Distributors, Inc. (the "Distributor") is the principal underwriter all series of the Registrant except for the Hodges Fund, the Matrix Growth Fund and the Matrix Emerging Growth Fund. The Distributor acts as principal underwriter for the following other investment companies:

     Advisors Series Trust
     Brandes Investment Trust
     Fleming Mutual Fund Group
     Fremont Mutual Funds
     Guinness Flight Investment Funds
     Jurika & Voyles Fund Group
     Kayne Anderson Mutual Funds
     Masters' Select Investment Trust
     O'Shaughnessy Funds, Inc.
     PIC Investment Trust
     Purisima Funds
     Rainier Investment Management Mutual Funds
     RNC Mutual Fund Group

     First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.

     (b) The officers of First Fund Distributors, Inc. are:

         Robert H. Wadsworth        President & Treasurer
         Eric Banhazl               Vice President
         Steven J. Paggioli         Secretary

     Each officer's business address is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. Mr. Paggioli serves as President and a Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Robert
M. Slotky serves as Treasurer of the Registrant.

     c. Incorporated by reference from the Statement of Additional Information filed herewith as Part B.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 479 West 22nd Street, New York, NY 10011 and 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

ITEM 29. MANAGEMENT SERVICES.

     There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

     The registrant undertakes:

     (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant represents that this amendment meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on July 18, 2000.



                                        PROFESSIONALLY MANAGED PORTFOLIOS

                                        By /s/ Steven J. Paggioli
                                           ----------------------------------
                                           Steven J. Paggioli
                                           President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/ Steven J. Paggioli             Trustee                 July 18, 2000
---------------------------
Steven J. Paggioli

/s/ Robert M. Slotky               Principal               July 18, 2000
---------------------------        Financial
Robert M. Slotky                   Officer

Dorothy A. Berry                   Trustee                 July 18, 2000
---------------------------
*Dorothy A. Berry

Wallace L. Cook                    Trustee                 July 18, 2000
---------------------------
*Wallace L. Cook

Carl A. Froebel                    Trustee                 July 18, 2000
---------------------------
*Carl A. Froebel

Rowley W. P. Redington             Trustee                 July 18, 2000
---------------------------
*Rowley W. P. Redington


* By /s/ Steven J. Paggioli
     ---------------------------
     Steven J. Paggioli, Attorney-in-Fact under powers of
     attorney as filed with Post-Effective Amendment No. 20 to the Registration Statement filed on May 17, 1995

                                    EXHIBITS


           Number                          Description
           ------                          -----------
           99.B10              Consent of Auditors

           99.B16(a)           Code of Ethics-Hodges Capital Management

           99.B16(b)           Code of Ethics-First Dallas Securities